Financial Information as per operating segments (Details 1) $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CLP ($)	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)
Statement [Line Items]
Other income			$ 4,225,381	$ 5,002,286	$ 13,123,558	$ 18,459,185
Net sales		$ 2,711,434,948	2,484,712,280		1,857,593,678
Cost of sales		(1,514,925,309)	(1,291,559,797)		(984,035,922)
Gross margin		1,196,509,639	1,193,152,483		873,557,756
MSD&A		(967,923,551)	(882,177,381)		(704,790,245)
Adjusted operating result		218,761,616	330,471,299		175,180,780
Equity and income of associates and joint ventures		(10,978,068)	226,026		(8,437,209)
Gains (losses) on exchange differences		(20,173,381)	(10,149,345)		2,551,823
Other gains (losses)		(12,669,540)	9,590,450		(11,410,085)
Income before taxes		135,748,395	301,680,454		143,603,276
Income tax benefit (expense)		(263,943)	(82,629,773)		(35,408,420)
Net income for year		135,484,452	219,050,681		108,194,856
Non-controlling interests		17,316,101	19,887,950		12,042,584
Depreciation and amortization		126,497,493	124,116,739		109,813,976
Operating Segments [Member]
Statement [Line Items]
Sales revenue external customers		2,657,212,047	2,441,788,459		1,822,595,086
Other income		54,222,901	42,923,821		34,998,592
Sales revenue between segments		0	0		0
Net sales		$ 2,711,434,948	$ 2,484,712,280		1,857,593,678
Change %		9.10%	33.80%	33.80%
Cost of sales		$ (1,514,925,309)	$ (1,291,559,797)		$ (984,035,922)
% of Net sales		55.90%	52.00%	52.00%	53.00%	53.00%
Gross margin		$ 1,196,509,639	$ 1,193,152,483		$ 873,557,756
% of Net sales		44.10%	48.00%	48.00%	47.00%	47.00%
MSD&A	[1]	$ (967,923,551)	$ (882,177,381)		$ (704,790,245)
% of Net sales		35.70%	35.50%	35.50%	37.90%	37.90%
Other operating income (expenses)		$ 2,845,068	$ 9,905,747		$ 17,823,354
Adjusted operating result	[2]	$ 231,431,156	$ 320,880,849		$ 186,590,865
Change %		(27.90%)	72.00%	72.00%
% of Net sales		8.50%	12.90%	12.90%	10.00%	10.00%
Net financial expense		$ (53,060,337)	$ (21,396,824)		$ (25,262,920)
Equity and income of associates and joint ventures		(10,978,068)	226,026		(8,437,209)
Gains (losses) on exchange differences		(20,173,381)	(10,149,345)		2,551,823
Results as per adjustment units		1,198,565	2,529,298		(429,198)
Other gains (losses)		(12,669,540)	9,590,450		(11,410,085)
Income before taxes		135,748,395	301,680,454		143,603,276
Income tax benefit (expense)		(263,943)	(82,629,773)		(35,408,420)
Net income for year		135,484,452	219,050,681		108,194,856
Non-controlling interests		17,316,101	19,887,950		12,042,584
Net income attributable to equity holders of the parent		118,168,351	199,162,731		96,152,272
Depreciation and amortization		126,497,493	124,116,739		109,813,976
ORBDA	[3]	$ 357,928,649	$ 444,997,588		$ 296,404,841
Change %		(19.60%)	50.10%	50.10%
% of Net sales		13.20%	17.90%	17.90%	16.00%	16.00%
Chile [Member] | Operating Segments [Member]
Statement [Line Items]
Sales revenue external customers		$ 1,627,114,439	$ 1,538,677,522		$ 1,208,196,118
Other income		25,681,177	21,328,227		18,300,114
Sales revenue between segments		20,553,741	18,146,164		16,266,638
Net sales		$ 1,673,349,357	$ 1,578,151,913		1,242,762,870
Change %		6.00%	27.00%	27.00%
Cost of sales		$ (972,143,151)	$ (810,802,559)		$ (626,099,060)
% of Net sales		58.10%	51.40%	51.40%	50.40%	50.40%
Gross margin		$ 701,206,206	$ 767,349,354		$ 616,663,810
% of Net sales		41.90%	48.60%	48.60%	49.60%	49.60%
MSD&A	[1]	$ (544,219,910)	$ (506,891,948)		$ (443,636,760)
% of Net sales		32.50%	32.10%	32.10%	35.70%	35.70%
Other operating income (expenses)		$ (233,217)	$ 1,077,090		$ 1,634,543
Adjusted operating result	[2]	$ 156,753,079	$ 261,534,496		$ 174,661,593
Change %		(40.10%)	49.70%	49.70%
% of Net sales		9.40%	16.60%	16.60%	14.10%	14.10%
Net financial expense		$ 0	$ 0		$ 0
Equity and income of associates and joint ventures		0	0		0
Gains (losses) on exchange differences		0	0		0
Results as per adjustment units		0	0		0
Other gains (losses)		0	0		0
Depreciation and amortization		70,252,736	73,082,403		70,106,357
ORBDA	[3]	$ 227,005,815	$ 334,616,899		$ 244,767,950
Change %		(32.20%)	36.70%	36.70%
% of Net sales		13.60%	21.20%	21.20%	19.70%	19.70%
International Business [Member] | Operating Segments [Member]
Statement [Line Items]
Sales revenue external customers		$ 761,302,617	$ 657,839,497		$ 391,125,264
Other income		19,374,495	15,022,421		11,403,939
Sales revenue between segments		1,886,239	5,082,733		299,622
Net sales		$ 782,563,351	$ 677,944,651		402,828,825
Change %		15.40%	68.30%	68.30%
Cost of sales		$ (389,025,772)	$ (341,082,046)		$ (229,669,229)
% of Net sales		49.70%	50.30%	50.30%	57.00%	57.00%
Gross margin		$ 393,537,579	$ 336,862,605		$ 173,159,596
% of Net sales		50.30%	49.70%	49.70%	43.00%	43.00%
MSD&A	[1]	$ (332,194,128)	$ (288,303,183)		$ (189,421,217)
% of Net sales		42.40%	42.50%	42.50%	47.00%	47.00%
Other operating income (expenses)		$ 1,569,929	$ 8,004,833		$ 14,910,793
Adjusted operating result	[2]	$ 62,913,380	$ 56,564,255		$ (1,350,828)
Change %		11.20%	(4287.40%)	(4287.40%)
% of Net sales		8.00%	8.30%	8.30%	(0.30%)	(0.30%)
Net financial expense		$ 0	$ 0		$ 0
Equity and income of associates and joint ventures		0	0		0
Gains (losses) on exchange differences		0	0		0
Results as per adjustment units		0	0		0
Other gains (losses)		0	0		0
Depreciation and amortization		38,909,547	34,289,517		25,551,989
ORBDA	[3]	$ 101,822,927	$ 90,853,772		$ 24,201,161
Change %		12.10%	275.40%	275.40%
% of Net sales		13.00%	13.40%	13.40%	6.00%	6.00%
Wines [Member] | Operating Segments [Member]
Statement [Line Items]
Sales revenue external customers		$ 268,794,991	$ 245,271,440		$ 223,273,704
Other income		6,840,932	5,138,052		4,240,620
Sales revenue between segments		20,713,970	11,210,573		7,696,044
Net sales		$ 296,349,893	$ 261,620,065		235,210,368
Change %		13.30%	11.20%	11.20%
Cost of sales		$ (183,138,062)	$ (159,494,416)		$ (139,512,564)
% of Net sales		61.80%	61.00%	61.00%	59.30%	59.30%
Gross margin		$ 113,211,831	$ 102,125,649		$ 95,697,804
% of Net sales		38.20%	39.00%	39.00%	40.70%	40.70%
MSD&A	[1]	$ (75,131,811)	$ (69,052,335)		$ (64,790,758)
% of Net sales		25.40%	26.40%	26.40%	27.50%	27.50%
Other operating income (expenses)		$ 966,449	$ 605,853		$ 622,178
Adjusted operating result	[2]	$ 39,046,469	$ 33,679,167		$ 31,529,224
Change %		15.90%	6.80%	6.80%
% of Net sales		13.20%	12.90%	12.90%	13.40%	13.40%
Net financial expense		$ 0	$ 0		$ 0
Equity and income of associates and joint ventures		0	0		0
Gains (losses) on exchange differences		0	0		0
Results as per adjustment units		0	0		0
Other gains (losses)		0	0		0
Depreciation and amortization		12,328,271	12,011,674		11,575,351
ORBDA	[3]	$ 51,374,740	$ 45,690,841		$ 43,104,575
Change %		12.40%	6.00%	6.00%
% of Net sales		17.30%	17.50%	17.50%	18.30%	18.30%
Other Segments [Member]
Statement [Line Items]
Depreciation and amortization	[4]	$ 5,006,939	$ 4,733,145		$ 2,580,279
Other Segments [Member] | Operating Segments [Member]
Statement [Line Items]
Sales revenue external customers		0	0		0
Other income		2,326,297	1,435,121		1,053,919
Sales revenue between segments		(43,153,950)	(34,439,470)		(24,262,304)
Net sales		(40,827,653)	(33,004,349)		(23,208,385)
Cost of sales		$ 29,381,676	$ 19,819,224		$ 11,244,931
% of Net sales		0.00%	0.00%	0.00%	0.00%	0.00%
Gross margin		$ (11,445,977)	$ (13,185,125)		$ (11,963,454)
% of Net sales		0.00%	0.00%	0.00%	0.00%	0.00%
MSD&A	[1]	$ (16,377,702)	$ (17,929,915)		$ (6,941,510)
% of Net sales		0.00%	0.00%	0.00%	0.00%	0.00%
Other operating income (expenses)		$ 541,907	$ 217,971		$ 655,840
Adjusted operating result	[2]	$ (27,281,772)	$ (30,897,069)		$ (18,249,124)
% of Net sales		0.00%	0.00%	0.00%	0.00%	0.00%
Net financial expense		$ 0	$ 0		$ 0
Equity and income of associates and joint ventures		0	0		0
Gains (losses) on exchange differences		0	0		0
Results as per adjustment units		0	0		0
Other gains (losses)		0	0		0
Depreciation and amortization		5,006,939	4,733,145		2,580,279
ORBDA	[3]	$ (22,274,833)	$ (26,163,924)		$ (15,668,845)
Change %		0.00%	0.00%	0.00%
% of Net sales		0.00%	0.00%	0.00%	0.00%	0.00%

[1]	MSD&A included Marketing, Selling, Distribution and Administrative expenses.
[2]	Adjusted operating result (for management purposes we have defined it as Net income before net financial expense, gain (losses) of joint venture and associates accounted for using the equity method, gains (losses) on exchange differences, result as per adjustment units and income taxes).
[3]	ORBDA (for management purposes we have defined it as Adjusted Operating Result before Depreciation and Amortization).
[4]	Includes depreciation and amortization corresponding to the Corporate Support Units.